Cost and Expenses by Nature - Summary of Cost of Sales (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs					$ 2,357,485	$ 1,931,605
Depreciation of right-of-use asset			$ 481,244	$ 421,872	598,031	484,916	$ 315,358
Cost of sales	$ 12,490,108	$ 9,618,847	34,414,213	26,733,603	37,038,542	27,655,643	19,655,090
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs			34,235,653	26,603,732	36,854,490	27,537,825	19,561,023
Depreciation of properties, furniture, equipment, and lease-hold improvements			91,011	66,244	94,121	50,883	34,008
Depreciation of right-of-use asset			87,549	63,627	89,931	66,935	60,059
Cost of sales			$ 34,414,213	$ 26,733,603	$ 37,038,542	$ 27,655,643	$ 19,655,090